Income Taxes (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Mar. 31, 2010	Dec. 31, 2008
Income Tax Examination [Line Items]
Current income taxes payable	$ 140
Current income tax receivable		58
Amount recognized of previously uncertain tax benefits related to separation from former parent				106
Other capital transactions		24
Valuation allowances	234	189
NOL carryforwards	5,048
Foreign tax credit carryforwards	120	20
Net operating loss carryforwards, expiration date/(year)	2022
Unremitted foreign income that is considered permanently reinvested on which U.S. Deferred income tax are not provided	2,886
International businesses cash and short-term investments related to the unremitted earnings of foreign operations	644
Unrecognized tax benefits	226	193	285		286
Unrecognized tax benefits, amount that if recognized would affect the effective rate on continuing operations	29
Unrecognized tax benefits, interest and penalties (expense)		9	6
Unrecognized tax benefits, accrued interest and penalties	9	9
Unrecognized tax benefits, amount that is reasonably possible that it will be recognized in 2012	175
Section 338 Election
Income Tax Examination [Line Items]
Remaining deferred tax assets related to Section 338 election deduction	599	599
Tax matters agreement obligation related to Section 338 election, period of repayment, years	12
Maximum deferred tax assets related to Section 338 election deduction	640
Percentage of tax savings associated with Section 338 deductions	80.00%
Tax Matters Agreement
Income Tax Examination [Line Items]
Interest expense related to tax matters agreement	18	17	21
Accretion rate for tax matters agreement	5.72%	5.72%	5.72%
Liability for estimated present value of tax payments to former parent	310	339
Additional Paid-in Capital
Income Tax Examination [Line Items]
Other capital transactions		$ 23		$ 23